    As filed with the Securities and Exchange Commission on October 2, 2000.
                                                               File No. 33-60702
                                                                       811-07622

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.                          [ ]
                                 -----
      Post-Effective Amendment No.  14                     [X]
                                  ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.  74                                    [X]
                    ----

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445
               (Depositor's Telephone Number, Including Area Code)

                             CHRISTOPHER M. GRINNELL
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

          ___ immediately upon filing pursuant to paragraph (b) of Rule 485
          _X_ on November 1, 2000 pursuant to paragraph (b) of Rule 485
          ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
          ___ on __________, 2000 pursuant to paragraph (a)(1) of Rule 485 this post-effective amendment designates a new effective date for ___ a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                                  PARTS A AND B

The Prospectus and Statement of Additional Information (including all financial statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 14, by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-60702), as filed on
April 13, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated November 1, 2000 is included in Part A of this Post-Effective Amendment.

                             PUTNAM CAPITAL MANAGER
                                 SERIES III - V
                                VARIABLE ANNUITY
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

      SUPPLEMENT DATED NOVEMBER 1, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

The following Sub-Accounts and underlying Funds will be added in alphabetical order to the cover page of the prospectus:

- PUTNAM CAPITAL APPRECIATION SUB-ACCOUNT which purchases Class IA shares of Putnam VT Capital Appreciation Fund of Putnam Variable Trust

- PUTNAM VOYAGER FUND II SUB-ACCOUNT which purchases Class IA shares of Putnam VT Voyager Fund II of Putnam Variable Trust

The following will be the Annual Fund Operating Expenses table along with corresponding footnotes:

                  ANNUAL FUND OPERATING EXPENSES FOR ALL SERIES
                            AS OF THE FUND'S YEAR END
                         (as a percentage of net assets)

--------------------------------------------------------------------------------------------------------------------
                                                                                                   TOTAL FUND
                                                                                                   OPERATING
                                                      MANAGEMENT              OTHER                 EXPENSES
                                                         FEES                EXPENSES            INCLUDING ANY
                                                    INCLUDING ANY         INCLUDING ANY          WAIVERS AND ANY
                                                       WAIVERS            REIMBURSEMENTS         REIMBURSEMENTS
--------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund (1) (2)        0.41%                0.49%                  0.90%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                       0.80%                0.33%                  1.13%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund                      0.65%                0.27%                  0.92%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                        0.68%                0.10%                  0.78%
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston               0.65%                0.18%                  0.83%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                   0.65%                0.12%                  0.77%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                             0.61%                0.12%                  0.73%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                         0.46%                0.04%                  0.50%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund (1)                  0.70%                0.20%                  0.90%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                           0.70%                0.13%                  0.83%
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                0.65%                0.07%                  0.72%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                    0.60%                0.07%                  0.67%
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                      0.80%                0.22%                  1.02%
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund           0.80%                0.18%                  0.98%
--------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund           1.08%                0.33%                  1.41%
--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                 0.63%                0.08%                  0.71%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                              0.41%                0.08%                  0.49%
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                         0.54%                0.05%                  0.59%
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                 0.70%                0.10%                  0.80%
--------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (2)                 0.53%                0.37%                  0.90%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund (2)                              0.54%                0.31%                  0.85%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund (3)                       0.53%                0.76%                  1.29%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund (1)                            1.00%                0.19%                  1.19%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund               0.65%                0.06%                  0.71%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                     0.65%                0.10%                  0.75%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                   0.53%                0.04%                  0.57%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II                                0.70%                0.30%                  1.00%
--------------------------------------------------------------------------------------------------------------------

(1) Putnam VT American Government Income Fund and Putnam VT Growth Opportunities Fund commenced operations on January 31, 2000 and Putnam VT Technology Fund commenced operations on June 14, 2000; therefore, the Management Fees, Other Expenses and Total Annual Fund Operating Expenses are based on estimates for the Funds' first full fiscal year.

(2) Total Annual Fund Operating Expenses for Putnam VT American Government Income Fund, Putnam VT OTC & Emerging Growth Fund and Putnam VT Research Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:

                                                                                                TOTAL ANNUAL FUND
                                                    MANAGEMENT FEES       OTHER EXPENSES       OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund                0.65%                 0.49%                  1.14%
--------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                     0.70%                 0.37%                  1.07%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                                  0.65%                 0.31%                  0.96%
--------------------------------------------------------------------------------------------------------------------

(3) Putnam VT Small Cap Value Fund commenced operations on April 30, 1999. Expenses for Putnam VT Small Cap Value Fund are estimates for the Fund's fiscal year ending December 31, 2000.


The following will be added to the end of the Example that illustrates situations where the Optional Death Benefit Rider is NOT selected:

EXAMPLE - PUTNAM CAPITAL MANAGER SERIES III
-----------------------------------------------------------------------------------------------------------------------------------
                     If you Surrender your Contract at    If you annuitize your Contract at     If you do not Surrender your
                     the end of the applicable time       the end of the applicable time        Contract, you would pay the
                     period you would pay the following   period you would pay the following    following expenses on a $1,000
                     expenses on a $1,000 investment,     expenses on a $1,000 investment,      investment, assuming a 5% annual
                     assuming a 5% annual return on       assuming a 5% annual return on        return on assets:
                     assets:                              assets:



-----------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT          1 YEAR  3 YEARS  5 YEARS 10 YEARS    1 YEAR  3 YEARS   5 YEARS  10 YEARS   1 YEAR   3 YEARS  5 YEARS  10 YEARS
-----------          ------  -------  ------- --------    ------  -------   -------  --------   ------   -------  -------  --------
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Capital
  Appreciation         $89     $124     N/A     N/A         $24     $74       N/A      N/A       $24       $75      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager
  Fund II              $90     $126     N/A     N/A         $25     $77       N/A      N/A       $25       $77      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------

The following will be added to the end of the Example that illustrates situations where the Optional Death Benefit Rider is selected:

EXAMPLE - PUTNAM CAPITAL MANAGER SERIES III
-----------------------------------------------------------------------------------------------------------------------------------
                     If you Surrender your Contract at    If you annuitize your Contract at     If you do not Surrender your
                     the end of the applicable time       the end of the applicable time        Contract, you would pay the
                     period you would pay the following   period you would pay the following    following expenses on a $1,000
                     expenses on a $1,000 investment,     expenses on a $1,000 investment,      investment, assuming a 5% annual
                     assuming a 5% annual return on       assuming a 5% annual return on        return on assets:
                     assets:                              assets:
-----------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT          1 YEAR  3 YEARS  5 YEARS 10 YEARS    1 YEAR  3 YEARS   5 YEARS  10 YEARS   1 YEAR   3 YEARS  5 YEARS  10 YEARS
-----------          ------  -------  ------- --------    ------  -------   -------  --------   ------   -------  -------  --------
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Capital
  Appreciation         $91     $128     N/A     N/A        $25     $79       N/A      N/A        $26       $79      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager
  Fund II              $91     $131     N/A     N/A        $26     $81       N/A      N/A        $27       $82      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------

The following will be added to the end of the Example that illustrates situations where the Optional Death Benefit Rider is NOT selected:

EXAMPLE - PUTNAM CAPITAL MANAGER SERIES IV
-----------------------------------------------------------------------------------------------------------------------------------
                     If you Surrender your Contract at    If you annuitize your Contract at     If you do not Surrender your
                     the end of the applicable time       the end of the applicable time        Contract, you would pay the
                     period you would pay the following   period you would pay the following    following expenses on a $1,000
                     expenses on a $1,000 investment,     expenses on a $1,000 investment,      investment, assuming a 5% annual
                     assuming a 5% annual return on       assuming a 5% annual return on        return on assets:
                     assets:                              assets:
-----------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT          1 YEAR  3 YEARS  5 YEARS 10 YEARS    1 YEAR  3 YEARS   5 YEARS  10 YEARS   1 YEAR   3 YEARS  5 YEARS  10 YEARS
-----------          ------  -------  ------- --------    ------  -------   -------  --------   ------   -------  -------  --------
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Capital
  Appreciation         $89     $124     N/A     N/A        $24     $74       N/A      N/A        $24      $75       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager
  Fund II              $90     $126     N/A     N/A        $25     $77       N/A      N/A        $25      $77       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------

The following will be added to the end of the Example that illustrates situations where the Optional Death Benefit Rider is selected:

EXAMPLE - PUTNAM CAPITAL MANAGER SERIES IV
-----------------------------------------------------------------------------------------------------------------------------------
                     If you Surrender your Contract at    If you annuitize your Contract at     If you do not Surrender your
                     the end of the applicable time       the end of the applicable time        Contract, you would pay the
                     period you would pay the following   period you would pay the following    following expenses on a $1,000
                     expenses on a $1,000 investment,     expenses on a $1,000 investment,      investment, assuming a 5% annual
                     assuming a 5% annual return on       assuming a 5% annual return on        return on assets:
                     assets:                              assets:
-----------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT          1 YEAR  3 YEARS  5 YEARS 10 YEARS    1 YEAR  3 YEARS   5 YEARS  10 YEARS   1 YEAR   3 YEARS  5 YEARS  10 YEARS
-----------          ------  -------  ------- --------    ------  -------   -------  --------   ------   -------  -------  --------
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Capital
  Appreciation         $91     $128     N/A     N/A        $25     $79       N/A      N/A        $26      $79       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager
  Fund II              $91     $131     N/A     N/A        $26     $81       N/A      N/A        $27      $82       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------

The following will be added to the end of the Example that illustrates situations where the Optional Death Benefit Rider is NOT selected:

EXAMPLE - THE PUTNAM HARTFORD CAPITAL MANAGER SERIES V
-----------------------------------------------------------------------------------------------------------------------------------
                     If you Surrender your Contract at    If you annuitize your Contract at     If you do not Surrender your
                     the end of the applicable time       the end of the applicable time        Contract, you would pay the
                     period you would pay the following   period you would pay the following    following expenses on a $1,000
                     expenses on a $1,000 investment,     expenses on a $1,000 investment,      investment, assuming a 5% annual
                     assuming a 5% annual return on       assuming a 5% annual return on        return on assets:
                     assets:                              assets:



-----------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT          1 YEAR  3 YEARS  5 YEARS 10 YEARS    1 YEAR  3 YEARS   5 YEARS  10 YEARS   1 YEAR   3 YEARS  5 YEARS  10 YEARS
-----------          ------  -------  ------- --------    ------  -------   -------  --------   ------   -------  -------  --------
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Capital
  Appreciation         $80     $124     N/A     N/A        $24     $74       N/A      N/A        $24      $75       N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager
  Fund II              $80     $126     N/A     N/A        $25     $77       N/A      N/A        $25      $78       N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------

The following will be added to the end of the Example that illustrates situations where the Optional Death Benefit Rider is selected:

EXAMPLE - THE PUTNAM HARTFORD CAPITAL MANAGER SERIES V
-----------------------------------------------------------------------------------------------------------------------------------
                     If you Surrender your Contract at    If you annuitize your Contract at     If you do not Surrender your
                     the end of the applicable time       the end of the applicable time        Contract, you would pay the
                     period you would pay the following   period you would pay the following    following expenses on a $1,000
                     expenses on a $1,000 investment,     expenses on a $1,000 investment,      investment, assuming a 5% annual
                     assuming a 5% annual return on       assuming a 5% annual return on        return on assets:
                     assets:                              assets:
-----------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT          1 YEAR  3 YEARS  5 YEARS 10 YEARS    1 YEAR  3 YEARS   5 YEARS  10 YEARS   1 YEAR   3 YEARS  5 YEARS  10 YEARS
-----------          ------  -------  ------- --------    ------  -------   -------  --------   ------   -------  -------  --------
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Capital
  Appreciation         $81     $128     N/A     N/A        $25     $79       N/A      N/A        $26     $80      N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager
  Fund II              $82     $131     N/A     N/A        $26     $81       N/A      N/A        $27     $82      N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------

The following will be added to the "General Contract Information" section, under "The Funds" in alphabetical order:

PUTNAM VT CAPITAL APPRECIATION FUND - Seeks capital appreciation.

PUTNAM VT VOYAGER FUND II- Seeks long-term growth of capital.



HV-2755

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)

          (2)  Not applicable.

          (3)  (a) Principal Underwriter Agreement. (2)

          (3)  (b) Form of Dealer Agreement. (2)

          (4)  Form of Individual Flexible Premium Variable Annuity Contract.(1)

          (5)  Form of Application. (1)

          (6)  (a) Certificate of Incorporation of Hartford.(3)

          (6)  (b) Bylaws of Hartford. (2)

          (7)  Not applicable.

          (8)  Form of Fund Participation Agreement.(4)

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

----------------

     1 Incorporated by reference to Post-Effective No. 4, to the Registration Statement File No. 33-60702, dated May 1, 1995.

     2 Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 33-60702, dated May 1, 1996.

     3 Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 33-60702, filed on April 14, 1998.

     4 Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 333-91921, filed on August 25, 2000.

          (11) No financial statements are omitted.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.

Item 25. Directors and Officers of the Depositor

--------------------------------------------------------------------------------------------------------------------
NAME                                          POSITION WITH HARTFORD
--------------------------------------------------------------------------------------------------------------------
David A. Carlson                              Vice President
--------------------------------------------------------------------------------------------------------------------
Peter W. Cummins                              Senior Vice President
--------------------------------------------------------------------------------------------------------------------
Bruce W. Ferris                               Vice President
--------------------------------------------------------------------------------------------------------------------
Timothy M. Fitch                              Vice President & Actuary
--------------------------------------------------------------------------------------------------------------------
Mary Jane B. Fortin                           Vice President & Chief Accounting Officer
--------------------------------------------------------------------------------------------------------------------
David T. Foy                                  Senior Vice President, Chief Financial Officer and Treasurer,
                                              Director*
--------------------------------------------------------------------------------------------------------------------
Lynda Godkin                                  Senior Vice President, General Counsel, and Corporate Secretary,
                                              Director*
--------------------------------------------------------------------------------------------------------------------
Lois W. Grady                                 Senior Vice President
--------------------------------------------------------------------------------------------------------------------
Stephen T. Joyce                              Senior Vice President
--------------------------------------------------------------------------------------------------------------------
Michael D. Keeler                             Vice President
--------------------------------------------------------------------------------------------------------------------
Robert A. Kerzner                             Senior Vice President
--------------------------------------------------------------------------------------------------------------------
Thomas M. Marra                               President, Director*
--------------------------------------------------------------------------------------------------------------------
Steven L. Matthiesen                          Vice President
--------------------------------------------------------------------------------------------------------------------
Deanne Osgood                                 Vice President
--------------------------------------------------------------------------------------------------------------------
Craig R. Raymond                              Senior Vice President and Chief Actuary
--------------------------------------------------------------------------------------------------------------------
Lowndes A. Smith                              Chief Executive Officer, Director*
--------------------------------------------------------------------------------------------------------------------
John C. Walters                               Executive Vice President
--------------------------------------------------------------------------------------------------------------------
David M. Znamierowski                         Senior Vice President and Chief Investment Officer, Director*
--------------------------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes election to Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of August 31, 2000, there were 247,262 Contract Owners.

Item 28.  Indemnification

          Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to
          Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel;
          (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

          Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

          Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

           Hartford Life Insurance Company - Separate Account One
           Hartford Life Insurance Company - Separate Account Two
           Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
           Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
           Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
           Hartford Life Insurance Company - Separate Account Two (Variable Account "A")

           Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
           Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
           Hartford Life Insurance Company - Separate Account Three
           Hartford Life Insurance Company - Separate Account Five
           Hartford Life Insurance Company - Separate Account Seven
           Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust Separate Account Two
           Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
           Hart Life Insurance Company - Separate Account Two
           American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
           Servus Life Insurance Company - Separate Account Two

b)   Directors and Officers of HSD

                                   Positions and Offices
          Name                        With Underwriter
        --------                      -----------------
        David A. Carlson            Vice President
        Peter W. Cummins            Senior Vice President
        David T. Foy                Treasurer
        Lynda Godkin                Senior Vice President, General Counsel and
                                    Corporate Secretary
        George R. Jay               Controller
        Robert A. Kerzner           Executive Vice President
        Thomas M. Marra             Executive Vice President, Director
        Paul E. Olson               Supervising Registered Principal
        Lowndes A. Smith            President and Chief Executive Officer,
                                    Director

          Unless otherwise indicated, the principal business address of each of the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 2nd day of October, 2000.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -
PUTNAM CAPITAL MANAGER TRUST
SEPARATE ACCOUNT TWO
       (Registrant)

*By: Thomas M. Marra                                 *By: /s/ Marianne O'Doherty
    -----------------------------------                  ---------------------
     Thomas M. Marra, President                          Marianne O'Doherty
                                                         Attorney-in-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
       (Depositor)

*By: Thomas M. Marra
    -----------------------------------
     Thomas M. Marra, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General        *By: /s/ Marianne O'Doherty
     Counsel and Corporate Secretary, Director*         -----------------------
Thomas M. Marra, President, Director*                        Marianne O'Doherty
Lowndes A. Smith, Chief Executive Officer,                   Attorney-In-Fact
     Director *
David M. Znamierowski, Senior Vice President        Dated: October 2, 2000
     And Chief Investment Officer, Director*


33-60702

                                  EXHIBIT INDEX

(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10)      Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)      Copy of Power of Attorney.

(16)      Organizational Chart.